Other Current Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Deferred revenue	$ 72	$ 67
Customer deposits	200	200
Restructuring liability	293	293
Embedded derivative liability	172
Total other current liabilities	$ 737	$ 560